Schedule of Derivative and Warrant Liabilities Measured at Fair Value (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto Asset [Line Items]
Derivative liability on convertible debt	$ 957,265	$ 1,047,049
Warrant liability	402	1,574
Total		1,048,623
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liability on convertible debt
Warrant liability
Total
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liability on convertible debt
Warrant liability
Total
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liability on convertible debt	957,265	1,047,049
Warrant liability	402	1,574
Total	$ 957,667	$ 1,048,623